1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com ELISE M. DOLAN Associate elise.dolan@dechert.com +1 212 698 3806 Direct +1 212 698 0413 Fax

January 2, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)
File	Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 340 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the (1) the Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on December 28, 2012.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at (212) 698-3806.

Very truly yours,

/s/ Elise M. Dolan

Elise M. Dolan